Mezzanine Equity - Summary of Mezzanine Equity (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 22, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) shares	Nov. 30, 2020 CNY (¥)
Temporary Equity [Line Items]
Proceeds from Issuance, net of issuance cost		¥ 385,788	$ 60,539	¥ 11,081,037	¥ 1,672,415
Repurchase of preferred shares | ¥		(1,665,018)		(811,152)	¥ (543,211)
Carrying Amount		¥ 0		¥ (32,846,087)		$ 0
Series A-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued | shares	949,479,433
Temporary Equity, Shares Outstanding | shares	949,479,433
Series A-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued | shares	204,934,452
Temporary Equity, Shares Outstanding | shares	204,934,452
Series A-3 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued | shares	358,930,419
Temporary Equity, Shares Outstanding | shares	358,930,419
Series A-4 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued | shares	1,425,011,610
Temporary Equity, Shares Outstanding | shares	1,425,011,610
Series A-5 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued | shares	687,241,088
Temporary Equity, Shares Outstanding | shares	687,241,088
Series A-5 One Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued | shares	48,936,447
Temporary Equity, Shares Outstanding | shares	48,936,447
Series A-6 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued | shares	397,653,060
Temporary Equity, Shares Outstanding | shares	397,653,060
Series A-7 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued | shares	695,016,200
Temporary Equity, Shares Outstanding | shares	695,016,200
Series A-8 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued | shares	392,106,200
Temporary Equity, Shares Outstanding | shares	392,106,200
Series A-9 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued | shares	133,697,101
Temporary Equity, Shares Outstanding | shares	133,697,101
Series A-10 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued | shares	272,591,789
Temporary Equity, Shares Outstanding | shares	272,591,789
Series A-10 One Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued | shares	3,154,996
Temporary Equity, Shares Outstanding | shares	3,154,996
Series A-11 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued | shares	249,759,201
Temporary Equity, Shares Outstanding | shares	249,759,201
Series A-12 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued | shares	429,972,942
Temporary Equity, Shares Outstanding | shares	429,972,942
Series A-13 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued | shares	186,944,757
Temporary Equity, Shares Outstanding | shares	186,944,757
Series A-14 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued | shares	281,297,804
Temporary Equity, Shares Outstanding | shares	281,297,804
Series A-15 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued | shares	5,204,626,301
Temporary Equity, Shares Outstanding | shares	5,204,626,301
Series A-16 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued | shares	2,942,381,074
Temporary Equity, Shares Outstanding | shares	2,942,381,074
Series A-16 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued | shares	104,463,233
Temporary Equity, Shares Outstanding | shares	104,463,233
Proceeds from Issuance, net of issuance cost	$ 60,000
Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Issued at issuance date | shares	15,398,986,714
Temporary Equity, Shares Issued | shares	14,968,198,107	0		15,033,856,835		0
Temporary Equity, Shares Outstanding | shares	14,968,198,107	0		15,033,856,835		0
Proceeds from Issuance, net of issuance cost	$ 4,409,762
Accretion of interest	810,242
Modification of Mezzanine equity	8,346
Repurchase of preferred shares	(48,951)
Carrying Amount	$ (5,179,399)
Redeemable Convertible Preferred Stock [Member] | Series A-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.03386
Issuance Date	May 06, 2015
Shares Issued at issuance date | shares	1,139,355,179
Proceeds from Issuance, net of issuance cost	$ 119,697
Repurchase of preferred shares	(19,948)
Carrying Amount	$ (99,749)
Redeemable Convertible Preferred Stock [Member] | Series A-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.09305
Issuance Date	Aug. 07, 2015
Shares Issued at issuance date | shares	214,928,417
Proceeds from Issuance, net of issuance cost	$ 29,062
Repurchase of preferred shares	(1,351)
Carrying Amount	$ (27,711)
Redeemable Convertible Preferred Stock [Member] | Series A-3 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.09305
Issuance Date	Jul. 20, 2016
Shares Issued at issuance date | shares	376,124,692
Proceeds from Issuance, net of issuance cost	$ 50,859
Repurchase of preferred shares	(2,325)
Carrying Amount	$ (48,534)
Redeemable Convertible Preferred Stock [Member] | Series A-4 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.16048
Issuance Date	Apr. 27, 2017
Shares Issued at issuance date | shares	1,431,243,120
Proceeds from Issuance, net of issuance cost	$ 243,899
Accretion of interest	54,684
Repurchase of preferred shares	(1,300)
Carrying Amount	$ (297,283)
Redeemable Convertible Preferred Stock [Member] | Series A-5 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.00009
Issuance Date	Mar. 27, 2014
Shares Issued at issuance date | shares	724,612,240
Proceeds from Issuance, net of issuance cost	$ 65
Accretion of interest	20
Repurchase of preferred shares	(5)
Carrying Amount	$ (80)
Redeemable Convertible Preferred Stock [Member] | Series A-5 One Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.00001
Issuance Date	May 15, 2018
Shares Issued at issuance date | shares	48,936,447
Proceeds from Issuance, net of issuance cost	$ 9,616
Carrying Amount	$ (9,616)
Redeemable Convertible Preferred Stock [Member] | Series A-6 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.00578
Issuance Date	Jun. 09, 2014
Shares Issued at issuance date | shares	397,653,060
Proceeds from Issuance, net of issuance cost	$ 2,300
Accretion of interest	690
Carrying Amount	$ (2,990)
Redeemable Convertible Preferred Stock [Member] | Series A-7 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.02608
Issuance Date	Jan. 27, 2015
Shares Issued at issuance date | shares	695,016,200
Proceeds from Issuance, net of issuance cost	$ 18,128
Accretion of interest	5,438
Carrying Amount	$ (23,566)
Redeemable Convertible Preferred Stock [Member] | Series A-8 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.07651
Issuance Date	Jul. 21, 2015
Shares Issued at issuance date | shares	392,106,200
Proceeds from Issuance, net of issuance cost	$ 30,000
Accretion of interest	9,000
Carrying Amount	$ (39,000)
Redeemable Convertible Preferred Stock [Member] | Series A-9 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.10862
Issuance Date	Jul. 23, 2016
Shares Issued at issuance date | shares	303,819,062
Proceeds from Issuance, net of issuance cost	$ 33,000
Accretion of interest	9,900
Repurchase of preferred shares	(24,022)
Carrying Amount	$ (18,878)
Redeemable Convertible Preferred Stock [Member] | Series A-10 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.13207
Issuance Date	Dec. 23, 2016
Shares Issued at issuance date | shares	272,591,789
Proceeds from Issuance, net of issuance cost	$ 36,000
Accretion of interest	10,800
Carrying Amount	$ (46,800)
Redeemable Convertible Preferred Stock [Member] | Series A-10 One Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.15550
Issuance Date	Dec. 27, 2017
Shares Issued at issuance date | shares	3,154,996
Proceeds from Issuance, net of issuance cost	$ 491
Accretion of interest	51
Carrying Amount	$ (542)
Redeemable Convertible Preferred Stock [Member] | Series A-11 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.16015
Issuance Date	Mar. 17, 2017
Shares Issued at issuance date | shares	249,759,201
Proceeds from Issuance, net of issuance cost	$ 40,000
Accretion of interest	12,000
Carrying Amount	$ (52,000)
Redeemable Convertible Preferred Stock [Member] | Series A-12 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.16588
Issuance Date	Sep. 19, 2017
Shares Issued at issuance date | shares	429,972,942
Proceeds from Issuance, net of issuance cost	$ 71,325
Accretion of interest	21,398
Carrying Amount	$ (92,723)
Redeemable Convertible Preferred Stock [Member] | Series A-13 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.16048
Issuance Date	Oct. 30, 2018
Shares Issued at issuance date | shares	186,944,757
Proceeds from Issuance, net of issuance cost	$ 30,000
Accretion of interest	9,000
Carrying Amount	$ (39,000)
Redeemable Convertible Preferred Stock [Member] | Series A-14 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.16048
Issuance Date	Jan. 04, 2018
Shares Issued at issuance date | shares	281,297,804
Proceeds from Issuance, net of issuance cost	$ 45,141
Accretion of interest	13,542
Carrying Amount	$ (58,683)
Redeemable Convertible Preferred Stock [Member] | Series A-15 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.36740
Issuance Date	May 15, 2018
Shares Issued at issuance date | shares	5,204,626,301
Proceeds from Issuance, net of issuance cost	$ 1,900,668
Accretion of interest	573,655
Modification of Mezzanine equity	8,346
Carrying Amount	$ (2,482,669)
Redeemable Convertible Preferred Stock [Member] | Series A-16 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.57436
Issuance Date	Nov. 19, 2020
Shares Issued at issuance date | shares	2,942,381,074
Proceeds from Issuance, net of issuance cost	$ 1,689,511
Accretion of interest	90,064
Carrying Amount	$ (1,779,575)						¥ (385,788)
Redeemable Convertible Preferred Stock [Member] | Series A-16 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.57436
Issuance Date	Jun. 17, 2021
Shares Issued at issuance date | shares	104,463,233
Carrying Amount	$ (60,000)